Income Taxes - Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax relating to components of other comprehensive income [abstract]
Expense (benefit) related to foreign exchange fluctuations from intercompany balances (note 21.2)	$ 5	$ 0	$ (6)
Expense (benefit) associated to actuarial results (note 21.2)	(5)	32	26
Benefit related to derivative financial instruments (note 17.4)	(41)	(30)	(1)
Expense (benefit) from foreign currency translation and other effects	35	12	(63)
Total current and deferred income tax relative to items of other comprehensive income (loss)	$ (6)	$ 14	$ (44)